Other Income and Expenses Recognized in Statement of Profit and Loss - Summary of Other Operating Income (Detail) ¥ in Thousands, $ in Thousands				12 Months Ended
		Jan. 01, 2019 CNY (¥)	Jan. 01, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure Of Information On Income Statement [line items]
Interest income				¥ 177,261	$ 25,019	¥ 147,244	¥ 105,421
Dividend income from quoted equity securities				959	135	1,992	2,532
Gain on disposal of associate							199
Gain on disposal of joint venture	[1]						107,976
Gain on disposal of property, plant and equipment						8,835	11,668
Gain on disposal of quoted equity securities				11,528	1,627
Gain on disposal of right-of-use assets				9,237	1,304
Gain on disposal of subsidiaries							216,115
Government grants				122,371	17,272	32,237	34,337
Fair value gain on quoted equity securities				1,118	158		12,768
Fair value gain on foreign exchange forward contract						4,529
Write-back of trade and other payables		¥ (19,097)	$ (2,695)	10	1		29
Realised foreign exchange gain, net				3,604	509	5,306	22,624
Unrealised foreign exchange gain, net				4,679	660	(4,235)	8,319
Others				16,394	2,314	9,235	10,129
Other operating income				¥ 347,161	$ 48,999	¥ 205,143	¥ 532,117

[1]	On October 19, 2017, the Group completed the disposal of its joint venture investment in Copthorne Qingdao and recognized gain on disposal in the Group’s profit or loss for the year ended December 31, 2017.